United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/17

Date of Reporting Period: Quarter ended 05/31/17

Item 1.	Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2017 (unaudited)
Principal Amount or Shares		Value
	ADJUSTABLE RATE MORTGAGES—57.2%
	Federal Home Loan Mortgage Corporation ARM—17.5%
$6,232,392	2.575%, 7/1/2034	$6,448,525
2,904,672	2.590%, 7/1/2038	2,988,454
3,859	2.595%, 9/1/2020	3,877
3,863,772	2.734%, 11/1/2036	4,057,421
2,129,426	2.756%, 4/1/2034	2,238,165
2,706,052	2.898%, 5/1/2035	2,855,767
2,037,469	2.907%, 11/1/2034	2,150,852
2,325,802	2.928%, 8/1/2035	2,458,886
3,471,778	2.953%, 1/1/2035	3,654,276
3,888,121	2.990%, 7/1/2036	4,075,043
3,200,126	3.041%, 10/1/2033	3,353,358
1,350,444	3.060%, 2/1/2036	1,399,765
3,595,154	3.090%, 2/1/2035	3,819,468
2,272,547	3.203%, 4/1/2037	2,406,175
3,212,071	3.256%, 7/1/2035	3,404,988
2,400,503	3.355%, 12/1/2034	2,535,877
	TOTAL	47,850,897
	Federal National Mortgage Association ARM—39.5%
3,035,060	1.863%, 3/1/2044	3,055,267
1,666,670	1.913%, 7/1/2042	1,678,906
636,835	2.385%, 7/1/2036	657,379
2,789,664	2.412%, 5/1/2039	2,896,564
2,104,110	2.532%, 10/1/2034	2,173,318
536,781	2.553%, 5/1/2035	558,065
588,854	2.587%, 10/1/2035	617,118
89,126	2.595%, 10/1/2033	93,316
390,226	2.611%, 11/1/2035	403,564
1,347,340	2.623%, 12/1/2034	1,407,023
3,288,179	2.624%, 10/1/2037	3,416,155
984,359	2.710%, 9/1/2033	1,011,935
509,028	2.719%, 7/1/2035	529,453
4,427,526	2.730%, 1/1/2039	4,645,153
967,750	2.733%, 7/1/2034	1,020,159
1,668,079	2.738%, 7/1/2035	1,754,693
725,760	2.746%, 1/1/2035	763,131
1,108,347	2.773%, 10/1/2035	1,170,730
29,116	2.784%, 2/1/2019	29,310
1,260,444	2.792%, 10/1/2033	1,297,601
5,161	2.795%, 2/1/2020	5,186
3,300,588	2.797%, 5/1/2036	3,466,175
966,221	2.801%, 6/1/2033	1,016,273
4,809,888	2.834%, 5/1/2035	5,057,872
439,892	2.840%, 12/1/2033	462,479
3,562,636	2.842%, 8/1/2034	3,681,364
3,369,057	2.847%, 7/1/2034	3,546,006

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$1,994,858		2.860%, 8/1/2034	$2,064,150
1,668,719		2.880%, 6/1/2034	1,728,599
1,700,813		2.898%, 10/1/2035	1,792,452
1,826,527		2.912%, 7/1/2035	1,920,827
334,335		2.914%, 12/1/2040	351,136
925,122		2.923%, 6/1/2035	975,087
1,944,254		2.928%, 2/1/2033	2,042,016
771,313		2.933%, 7/1/2039	814,301
36,257		2.942%, 5/1/2018	36,372
1,120,892		2.960%, 7/1/2035	1,178,655
3,822,309		2.998%, 1/1/2044	3,969,114
85,329		3.021%, 7/1/2027	89,304
6,155,697		3.033%, 8/1/2039	6,458,814
4,825,496		3.037%, 3/1/2039	5,052,005
333,793		3.065%, 5/1/2038	343,299
137,538		3.071%, 2/1/2036	144,630
1,129,854		3.078%, 6/1/2034	1,191,503
1,673,848		3.101%, 1/1/2036	1,746,843
1,007,717		3.124%, 5/1/2035	1,039,284
882,155		3.134%, 1/1/2035	925,068
2,685,179		3.162%, 7/1/2035	2,841,962
2,178,769		3.180%, 12/1/2039	2,284,966
351,927		3.186%, 12/1/2034	369,644
671,190		3.315%, 11/1/2040	713,625
1,399,986		3.327%, 10/1/2037	1,476,841
609,708		3.343%, 12/1/2040	648,256
100,716		3.372%, 4/1/2034	105,816
2,645,204		3.394%, 1/1/2040	2,794,076
1,975,156		3.432%, 2/1/2042	2,057,990
404,476		3.435%, 2/1/2036	426,866
1,253,933		3.460%, 11/1/2039	1,306,686
10,183,018		3.469%, 8/1/2035	10,831,648
1,106,654		3.487%, 5/1/2035	1,169,382
491,453		3.695%, 5/1/2036	512,730
		TOTAL	107,818,142
		Government National Mortgage Association ARM—0.2%
174,028		2.125%, 7/20/2023 - 5/20/2029	176,740
110,575		2.250%, 11/20/2023 - 10/20/2029	112,588
306,659		2.375%, 1/20/2022 - 1/20/2030	310,384
		TOTAL	599,712
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $155,306,344)	156,268,751
		ASSET-BACKED SECURITIES—3.3%
		Credit Card—2.1%
5,718,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.719%, 1/18/2022	5,746,002
		Other—1.2%
1,083,396	[1,2]	SMB Private Education Loan Trust 2016-B, Class A1, 1.639%, 11/15/2023	1,086,408

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,123,424	[1,2]	Sofi Professional Loan Program LLC, Class A1, 2.774%, 8/25/2036	$2,192,609
		TOTAL	3,279,017
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,914,879)	9,025,019
		COLLATERALIZED MORTGAGE OBLIGATIONS—32.4%
		Federal Home Loan Mortgage Corporation—8.7%
3,460,122		REMIC 4149 F, 1.239%, 1/15/2033	3,431,618
1,196,199		REMIC 3012 EF, 1.289%, 8/15/2035	1,194,148
7,296,476		REMIC 3284 BF, 1.289%, 3/15/2037	7,315,431
1,596,228		REMIC 3284 AF, 1.299%, 3/15/2037	1,594,034
6,851		REMIC 3001 EA, 1.339%, 3/15/2035	6,852
294,696		REMIC 3155 PF, 1.339%, 5/15/2036	294,838
203,790		REMIC 3174 FL, 1.339%, 6/15/2036	203,858
1,065,635		REMIC 3380 FP, 1.339%, 11/15/2036	1,065,145
310,801		REMIC 3179 FP, 1.369%, 7/15/2036	311,138
947,363		REMIC 2819 F, 1.389%, 6/15/2034	951,908
262,198		REMIC 3221 FW, 1.409%, 9/15/2036	263,066
304,775		REMIC 3213 GF, 1.419%, 9/15/2036	305,861
363,876		REMIC 3085 UF, 1.439%, 12/15/2035	365,654
900,786		REMIC 3156 HF, 1.474%, 8/15/2035	905,977
359,318		REMIC 2475 FD, 1.539%, 6/15/2031	362,111
347,218		REMIC 2380 FL, 1.589%, 11/15/2031	350,460
613,609		REMIC 3593 CF, 1.589%, 2/15/2036	619,707
1,047,665		REMIC 3550 GF, 1.739%, 7/15/2039	1,064,623
1,316,088		REMIC 3556 FA, 1.899%, 7/15/2037	1,337,928
120,566		REMIC 2448 FA, 1.989%, 1/15/2032	122,755
127,563		REMIC 2452 FC, 1.989%, 1/15/2032	129,879
307,440		REMIC 2480 NF, 1.989%, 1/15/2032	313,110
448,521		REMIC 2475 F, 1.989%, 2/15/2032	456,896
308,756		REMIC 2434 FA, 1.989%, 3/15/2032	314,547
97,038		REMIC 2470 EF, 1.989%, 3/15/2032	98,858
95,549		REMIC 2498 AF, 1.989%, 3/15/2032	97,341
438,898		REMIC 2459 FP, 1.989%, 6/15/2032	446,972
		TOTAL	23,924,715
		Federal National Mortgage Association—18.9%
452,341		REMIC 2007-16 PF, 1.214%, 3/25/2037	449,604
5,174,739		REMIC 2006-W1 2AF1, 1.244%, 2/25/2046	5,105,885
2,484,285		REMIC 2006-49 PF, 1.274%, 4/25/2036	2,476,391
529,548		REMIC 2007-20 F, 1.284%, 3/25/2037	528,795
404,902		REMIC 2006-11 FB, 1.324%, 3/25/2036	405,201
588,846		REMIC 2006-20 PF, 1.344%, 11/25/2030	589,040
460,897		REMIC 2007-67 FB, 1.344%, 7/25/2037	460,332
341,743		REMIC 2005-67 FM, 1.374%, 8/25/2035	341,910
1,852,073		REMIC 2008-52 FD, 1.374%, 6/25/2036	1,851,532
1,467,210		REMIC 2006-65 DF, 1.374%, 7/25/2036	1,467,912
219,537		REMIC 2006-81 FA, 1.374%, 9/25/2036	219,850
555,540		REMIC 2006-8 NF, 1.394%, 3/25/2036	556,254
860,906		REMIC 2012-99 FB, 1.404%, 9/25/2042	859,129
1,863,985		REMIC 2004-28 PF, 1.424%, 3/25/2034	1,867,240
546,653		REMIC 2006-76 QF, 1.424%, 8/25/2036	548,834

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,602,918		REMIC 2006-103 FB, 1.424%, 10/25/2036	$1,613,719
5,649,831		REMIC 2012-130 DF, 1.424%, 12/25/2042	5,626,739
137,833		REMIC 2001-57 FA, 1.474%, 6/25/2031	138,734
3,408,686		REMIC 2007-71 WF, 1.474%, 7/25/2037	3,424,305
509,488		REMIC 2007-88 FY, 1.484%, 9/25/2037	512,457
266,086		REMIC 2002-52 FG, 1.524%, 9/25/2032	267,950
591,508		REMIC 2007-84 FN, 1.524%, 8/25/2037	594,853
1,178,330		REMIC 2010-39 EF, 1.544%, 6/25/2037	1,186,287
105,053		REMIC 2002-77 FG, 1.549%, 12/18/2032	105,979
400,786		REMIC 2001-32 FA, 1.574%, 7/25/2031	403,917
731,205		REMIC 2007-88 FW, 1.574%, 9/25/2037	730,621
5,504,915		REMIC 2011-4 PF, 1.574%, 2/25/2041	5,551,516
189,656		REMIC 2007-102 FA, 1.594%, 11/25/2037	191,110
143,318		REMIC 2001-71 FS, 1.624%, 11/25/2031	144,788
110,645		REMIC 2001-62 FC, 1.674%, 11/25/2031	111,952
225,445		REMIC 2002-8 FA, 1.749%, 3/18/2032	228,960
2,287,344		REMIC 2009-87 FX, 1.774%, 11/25/2039	2,323,433
3,474,438		REMIC 2009-106 FN, 1.774%, 1/25/2040	3,531,114
1,219,564		REMIC 2009-78 UF, 1.794%, 10/25/2039	1,241,283
2,694,733		REMIC 2009-87 HF, 1.874%, 11/25/2039	2,748,664
528,832		REMIC 2002-7 FG, 1.924%, 1/25/2032	538,198
267,537		REMIC 2002-77 FA, 1.999%, 12/18/2032	272,625
827,206		REMIC 2002-58 FG, 2.024%, 8/25/2032	843,022
134,421		REMIC 2002-60 FH, 2.024%, 8/25/2032	136,991
872,956		REMIC 2008-69 FB, 2.024%, 6/25/2037	896,689
499,841		REMIC 2008-75 DF, 2.274%, 9/25/2038	513,430
84,543		REMIC 1995-17 B, 2.407%, 2/25/2025	85,441
		TOTAL	51,692,686
		Government National Mortgage Association—3.6%
5,832,817		REMIC 2012-H24 FC, 1.383%, 10/20/2062	5,801,579
3,988,321		REMIC 2013-H15 FA, 1.523%, 6/20/2063	3,993,965
		TOTAL	9,795,544
		Non-Agency Mortgage-Backed Securities—1.2%
3,281,584		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	3,175,666
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $88,035,452)	88,588,611
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.4%
		Agency Commercial Mortgage-Backed Securities—4.2%
5,062,908		FHLMC REMIC KGRP A, 1.363%, 4/25/2020	5,064,994
5,349,977		FHLMC REMIC KS02 A, 1.404%, 8/25/2023	5,349,891
1,192,807		FHLMC REMIC KF03 A, 1.496%, 1/25/2021	1,192,806
		TOTAL	11,607,691
		Non-Agency Commercial Mortgage-Backed Securities—1.2%
3,140,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.389%, 11/15/2033	3,156,690
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,758,349)	14,764,381
		MORTGAGE-BACKED SECURITIES—1.0%
		Federal National Mortgage Association—1.0%
2,410,002		3.000%, 8/1/2023	2,491,527

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$289,900		5.000%, 1/1/2024	$308,645
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,788,807)	2,800,172
		INVESTMENT COMPANY—1.4%
3,923,177	[3]	Federated Government Obligations Fund, Premier Shares, 0.70%[4] (IDENTIFIED COST $3,923,177)	3,923,177
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $273,727,008)[5]	275,370,111
		OTHER ASSETS AND LIABILITIES - NET— (0.7)%[6]	(1,955,667)
		TOTAL NET ASSETS—100%	$273,414,444
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $6,435,707, which represented 2.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $6,435,707, which represented 2.4% of total net assets.
3	Affiliated holding.
Transactions involving the affiliated holding during the period ended May 31, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2016	-
Purchases/Additions	82,736,355
Sales/Reductions	(78,813,178)
Balance of Shares Held 5/31/2017	3,923,177
Value	$3,923,177
Dividend Income	$20,010
4	7-day net yield.
5	At May 31, 2017, the cost of investments for federal tax purposes was $273,727,008. The net unrealized appreciation of investments for federal tax purposes was $1,643,103. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,426,466 and net unrealized depreciation from investments for those securities having an excess of cost over value of $783,363.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$156,268,751	$—	$156,268,751
Asset-Backed Securities	—	9,025,019	—	9,025,019
Collateralized Mortgage Obligations	—	88,588,611	—	88,588,611
Commercial Mortgage-Backed Securities	—	14,764,381	—	14,764,381
Mortgage-Backed Securities	—	2,800,172	—	2,800,172
Investment Company	3,923,177	—	—	3,923,177
TOTAL SECURITIES	$3,923,177	$271,446,934	$—	$275,370,111
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017